Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments

Note 9 - Investments:

The Company has investments in Bagatelle Investors, Bagatelle NY and Bagatelle LA as reflected in Note 8. In addition, the Company has an investment in One 29 Park, LLC ("One 29 Park") with a carrying amount of $506,000 and $419,000 at December 31, 2013 and 2012, respectively. These investments have been accounted for under the equity method. Included in due to/from related parties at December 31, 2013 and 2012 are net amounts due to/(from) these entities of $29,123 and $(488,805), respectively. Included in accounts receivable are management fees due at December 31, 2013 and 2012 from these entities for $415,371 and $345,786, respectively.

Condensed financial information for Bagatelle Investors, Bagatelle NY, Bagatelle LA and One 29 Park as of, and for the years ended December 31, 2013 and 2012 are as follows:

	December 31, 2013:
	Bagatelle	Bagatelle		Bagatelle		One 29
	Investors	NY		LA		Park

Company ownership	31.24%	5.23	%(1)	5.23	%(2)	10%

Current assets	$164,662	$1,628,639		$94,634		$2,136,179
Noncurrent assets	2,944,785	2,708,504		587,861		1,182,845
Current liabilities	(1,471)	(707,324)		(1,187,803)		(750,430)
Noncurrent liabilities	-	(171,996)		(26,771)		-
Equity	$3,107,976	$3,457,823		$(532,079)		$2,568,594

Revenues	$-	$12,137,584		$1,660,135		$10,454,523
Operating income (loss)	271,606	1,987,230		(665,838)		2,014,725
Net income (loss)	271,606	1,928,587		(665,838)		371,739

	December 31, 2012:
	Bagatelle	Bagatelle		Bagatelle		One 29
	Investors	NY		LA		Park
Company ownership	31.24%	5.23	%(1)	5.23	%(2)	10%

Current assets	$684,095	$1,165,932		$107,517		$1,673,947
Noncurrent assets	3,229,291	2,702,895		674,312		1,171,226
Current liabilities	(117,017)	(1,512,816)		(626,338)		(567,270)
Noncurrent liabilities	-	(119,956)		(21,732)		-
Equity	$3,796,369	$2,236,055		$133,759		$2,277,903

Revenues	$-	$6,089,189		$1,745,057		$10,911,564
Operating income (loss)	(184,380)	105,420		(995,511)		2,185,157
Net income (loss)	(184,380)	79,416		(1,002,842)		499,847

(1)	This reflects the Company's direct ownership of 5.23% in Bagatelle NY. In addition, the Company has indirect ownership through Bagatelle Investors as well as one of its subsidiaries of 45.90% for a total effective ownership of 51.13%

(2)	This reflects the Company's direct ownership of 5.23% in Bagatelle LA. In addition, the Company has indirect ownership through Bagatelle Investors as well as one of its subsidiaries of 38.10% for a total effective ownership of 43.33%.

The Company has accounted for its investments in Bagatelle LA and One 29 Park, LLC under the equity method due to its ability to exercise significant influence over such entities.